Long-Term Debt - Term loan (Details) - USD ($) $ in Thousands		3 Months Ended
	Apr. 04, 2022	Apr. 30, 2022	Jan. 31, 2022	Jul. 16, 2021
Debt Instrument [Line Items]
Financing costs	$ 4,000
Original issue discount		$ 14,332
Original issuance costs		9,294	$ 6,724
Unamortized deferred financing costs		5,038	$ 5,091
Net proceeds		157,088
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Original issue discount	2,800
Term Loan
Debt Instrument [Line Items]
Principal amount				$ 480,000
First Amendment To Credit Agreement [Member]
Debt Instrument [Line Items]
Principal amount	160,000
Net proceeds	$ 153,200
Basis spread on variable rate (as a percent)	4.25%
Quarterly amortization payment as a percentage of principal amount	0.25%
Original issuance costs	$ 2,800
Unamortized deferred financing costs	$ 100
Third party costs		$ 3,900
First Amendment To Credit Agreement [Member] | Scenario 1
Debt Instrument [Line Items]
Percentage of prepayment premium	2.00%
First Amendment To Credit Agreement [Member] | Scenario 2
Debt Instrument [Line Items]
Percentage of prepayment premium	1.00%
First Amendment To Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.25%